Victory RS Mid Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
MCL [Member] | S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
MCL [Member] | Russell Midcap® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
MCL [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	6.43%	1.37%	8.24%
MCL [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.43%	(0.51%)	6.48%
MCL [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.81%	0.72%	6.09%